Segmented information (Details 1) - USD ($) $ in Thousands	Nov. 30, 2025	Aug. 31, 2025
IfrsStatementLineItems [Line Items]
Non-current assets	$ 93,671	$ 91,409
Canada [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	115	12
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	$ 93,556	$ 91,397